Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,180,000
Previously Paid Amount	0.00
Total Fee Amount	162.96
Total Offset Amount	0.00
Net Fee	162.96
Narrative - Max Aggregate Offering Price	$ 1,180,000
Final Prospectus	true